Condensed Consolidated Statements Of Operations (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
Gas sales	$ 25,110	$ 33,828	$ 49,424	$ 68,587	$ 117,176	$ 154,519	$ 127,747
Oil sales	25,747	21,052	46,906	42,998	80,632	84,262	78,990
Insurance proceeds - business interruption						20,207	2,660
Total revenues	50,857	54,880	96,330	111,585	197,808	258,988	209,397
Costs and expenses:
Production and delivery costs	8,890	6,923	16,352	14,811	31,569	25,831	19,188
Workover costs	786	777	1,218	2,067	10,470	8,439	11,444
Depreciation, depletion and amortization	13,927	13,842	31,066	39,542	71,954	150,423	90,445
General and administrative expenses	3,966	3,253	8,345	6,391	16,633	18,119	10,418
Bad debt expense	770		770		98	2,454
Derivative (income) expense	(292)	515	(539)	309	(555)	136	(1,007)
Total operating expense	28,047	25,310	57,212	63,120	130,169	205,402	130,488
Income from operations	22,810	29,570	39,118	48,465	67,639	53,586	78,909
Other income (expenses):
Interest expense, net	(2,949)	(900)	(6,348)	(1,638)	(8,781)	(3,986)	(1,726)
Gain on sale of oil and gas properties							48,208
Loss on disposal of inventory and properties					(1,463)	(1,257)
Income (loss) from equity investment					(5,156)	492	(7,561)
Other, net	(13)	470	181	536	434	861	469
Total other income (expenses)	(2,962)	(430)	(6,167)	(1,102)	(14,966)	(3,890)	39,390
Income before taxes	19,848	29,140	32,951	47,363	52,673	49,696	118,299
Income tax provision	9,354	10,541	12,010	17,214	13,440	23,995	44,585
Net income including noncontrolling interest	10,494	18,599	20,941	30,149	39,233	25,701	73,714
Net income attributable to noncontrolling interest (net of tax)	1,022	573	1,476	946	1,682	715	1,442
Net income attributable to RAAM Global	$ 9,472	$ 18,026	$ 19,465	$ 29,203	$ 37,551	$ 24,986	$ 72,272